Segment Data	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
15. Segment Data

The Company provides direct hire placement services and temporary professional contract staffing services in the fields of information technology, finance, accounting and office (“FA&O”), engineering, and medical within its Professional Services segment, and temporary contract light industrial staffing within its Industrial Services segment. The Company’s revenues, cost of services and a substantial portion of its operating costs and expenses can be divided into these two reportable segments.

Selling, general and administrative (“SG&A”) expenses, including substantially all corporate expenses, are not entirely allocated among Industrial and Professional Staffing Services. Unallocated corporate expenses primarily include, certain executive compensation expenses and salaries, certain administrative salaries, corporate legal expenses, stock compensation expenses, consulting expenses, audit fees, corporate rent and facility costs, board fees, acquisition, integration and restructuring expenses, and interest expense.

	Three Months Ended
	December 31,
	2020	2019
Industrial Staffing Services
Industrial services revenue	$5,111	$5,655
Industrial services gross margin (1)	45.5%	15.6%
Operating income	$2,207	$281
Depreciation & amortization	$29	$69

Professional Staffing Services
Permanent placement revenue	$3,395	$4,479
Placement services gross margin	100%	100%
Professional services revenue	$26,137	$27,423
Professional services gross margin	26.2%	26.4%
Operating income	$1,380	$1,562
Depreciation and amortization	$1,088	$1,408

Unallocated Expenses
Corporate administrative expenses	$1,218	$1,329
Corporate facility expenses	82	90
Stock Compensation expense	311	597
Total unallocated expenses	$1,611	$2,016

Consolidated
Total revenue	$34,643	$37,557
Operating income (loss)	1,976	(173)
Depreciation and amortization	$1,117	$1,477

(1)	Three months ended December 31, 2020 include $1,537 of annual premium refunds from the Ohio Bureau of Workers Compensation. The Industrial Services gross margin normalized for the effects of these items were approximately 15.4% for the three months ended December 31, 2020.

The Company provides the following distinctive services: (a) direct hire placement services, (b) temporary professional services staffing in the fields of information technology, accounting, finance and office, engineering, and medical, and (c) temporary light industrial staffing. These services can be divided into two reportable segments, Industrial Staffing Services and Professional Staffing Services. Some selling, general and administrative expenses are not fully allocated among light industrial services and professional staffing services.

Unallocated corporate expenses primarily include, certain executive compensation expenses and salaries, certain administrative salaries, corporate legal expenses, stock compensation expenses, consulting expenses, audit fees, corporate rent and facility costs, board fees, acquisition, integration and restructuring expenses, and interest expense.

	Year Ended September 30,
	2020	2019
Industrial Staffing Services
Industrial services revenue	$17,560	$21,710
Industrial services gross margin[1]	21.7%	20.8
Operating (loss) income	$(70)	$2,193
Depreciation and amortization	274	263
Accounts receivable – net	2,470	3,660
Intangible assets	17	246
Goodwill	1,084	1,084
Total assets	$5,060	$4,990

Professional Staffing Services
Permanent placement revenue	$15,309	$18,531
Placement services gross margin	100%	100
Professional services revenue	$96,966	$111,433
Professional services gross margin	26.4%	26.0
Operating income	$(3,480)	$3,338
Depreciation and amortization	5,012	5,672
Accounts receivable – net	13,577	17,166
Intangible assets	18,826	23,635
Goodwill	62,359	71,209
Total assets	$114,953	$119,491

Unallocated Expenses
Corporate administrative expenses[2]	$8,312	$7,964
Corporate facility expenses	377	332
Stock compensation expense	1,559	2,186
Board related expenses	35	2
Total unallocated expenses	$10,283	$10,484

Consolidated
Total revenue	$129,835	$151,674
Operating loss	(13,833)	(4,953)
Depreciation and amortization	5,286	5,935
Total accounts receivables – net	16,047	20,826
Intangible assets	18,843	23,881
Goodwill	63,443	72,293
Total assets	$120,013	$124,481

[1] Includes $1,284 and $1,432 of annual premium refunds from the Ohio Bureau of Workers Compensation for the fiscal 2020 and 2019, respectively. The Industrial Services gross margins normalized for the effects of these items were approximately 14% for the fiscal 2020 and 2019, respectively.

[2] Includes certain costs and expenses incurred related to restructuring activities, including corporate legal and general expenses associated with capital markets activities and not directly associated with core business operations. These costs were $4,277 and $4,281 for fiscal 2020 and 2019, respectively, and include mainly expenses associated with former closed and consolidated locations, personnel costs associated with eliminated positions, costs incurred related to acquisitions and associated legal and professional costs.